Note 4 - Trade Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Receivables [Abstract]
Provision for Doubtful Accounts	$ 0.4	$ 0.3	$ 0.3